Related party transactions	12 Months Ended
Mar. 31, 2015
Related Party Transactions [Abstract]
Related party transactions
15	Related party transactions

(a)	The Company paid emoluments, commissions and/or consultancy fees to its directors and officers as follows:

Year ended	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
March 31,	So	Chung	Fok	So
	Director, Chief Executive Officer	Director	Director	Director , Chief Operating Officer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013	$857 (i), (iii)	$160 (iii)	Nil	$124
2014	$857 (i), (iii)	$161 (iii)	Nil	$128
2015	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. Henry	Mr. Albert
	Schlueter	So
	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands

2013	$74 (ii)	$124 (iii)
2014	$84 (ii)	$125
2015	$55 (ii)	$109

The emoluments paid to the Company’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Company as shown above, one of the properties of the Company in Hong Kong is also provided to Mr. Anthony So for his accommodation.

(ii)	The amounts for the years ended March 31, 2013, 2014 and 2015 represented professional fees paid to Schlueter & Associates, P.C., the Company’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, and $5,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively. The amount for the year ended March 31, 2014, included unpaid vacation payments of $10,000, for Mr. Kim Wah Chung. The amount for the year ended March 31, 2014 included vacation payment of $57,000 for Mr. Anthony So. The amount for the year ended March 31, 2015, included unpaid vacation payments of $57,000, $9,000 for Mr. Anthony So and Mr. Kim Wah Chung, respectively.

During the fiscal year ended March 31, 2014, the Company made a loan to a director, Mr. Anthony So, resulting in an amount due to the Company from Mr. So of $166,000 on March 31, 2014. On August 7, 2014, Mr. So paid $166,000 to the Company to fully repay the amounts loaned to him.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Hong Kong borrowed an interest-free loan of approximately $538,000 from a director and stockholder, Mr. Anthony So to provide working capital. This loan was to be repaid by installments in 48 months. As of March 31, 2015, the Company had repaid approximately $67,000 to Mr. Anthony So, and the balance of loan due to Mr. Anthony so was approximately $471,000.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Shenzhen, PRC entered into a rental agreement with a director and stockholder, Mr. Anthony So, for three apartment units located in Shenzhen, PRC for office usage. Mr. Anthony So is the sole owner of these three apartment units. The monthly rental payment was approximately $2,000, and the total rental payment paid to Mr. Anthony So during the fiscal year ended March 31, 2015 was approximately $10,000.

During the fiscal year ended March 31, 2015, one of the subsidiaries in Xinxing, PRC entered into a rental agreement with a director and stockholder, Mr. Andrew So, for an apartment unit located in Xinxing, PRC for staff quarters. Mr. Andrew So is the sole owner of this apartment unit. The monthly rental payment was approximately $480, and the total rental payment paid to Mr. Andrew So during the fiscal year ended March 31, 2015 was approximately $2,000.